SCHEDULE OF REMUNERATION TO SENIOR MANAGEMENT (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Related Party Transactions [Abstract]
Salaries and other short term employee benefits	$ 672	$ 5,220	$ 4,956	$ 5,138
Payments to defined contribution pension schemes	9	72	71	67
Total	681	5,292	5,027	5,205
Total	$ 681	$ 5,292	$ 5,027	$ 5,205